STOCK-BASED COMPENSATION PLANS - Restricted Stock Activity and Incentive Stock Awards Activity (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (in dollars per share)	$ 78.76	$ 72.18	$ 65.89	$ 47.97
Granted (in dollars per share)	73.76	86.66	66.03	87.90
Vested (in dollars per share)	81.42	70.34	51.80	37.76
Adjustment for incentive stock awards expected to vest (in dollars per share)	73.40	73.69	74.42	57.57
Canceled (in dollars per share)	78.80	76.61	71.84	67.05
Outstanding, end of period (in dollars per share)	$ 75.62	$ 78.76	$ 72.18	$ 65.89
Restricted Stock and Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)	399,000	396,295	356,885.000	438,543
Granted (in shares)	223,990	153,516	212,600	113,945
Vested (in shares)	(143,327)	(137,088)	(159,975)	(182,776)
Adjustment for incentive stock awards expected to vest (in shares)	0	0	0	0
Canceled (in shares)	(28,643)	(13,723)	(13,215)	(12,827)
Outstanding, end of period (in shares)	451,020	399,000	396,295	356,885.000
Incentive Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)	327,333	424,750	541,638	791,608
Granted (in shares)	175,100	157,025	167,850	126,050
Vested (in shares)	(93,312)	(153,271)	(236,591)	(433,932)
Adjustment for incentive stock awards expected to vest (in shares)	3,934	(87,592)	(38,164)	65,666
Canceled (in shares)	(25,775)	(13,579)	(9,983)	(7,754)
Outstanding, end of period (in shares)	379,412	327,333	424,750	541,638